WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited)	July 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 69.1%
COMMUNICATION SERVICES - 5.9%
Entertainment - 1.3%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,390,000	$1,390,000	(a)(b)

Media - 1.2%
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,000,000	1,142,500
Urban One Inc., Senior Secured Notes	7.375%	2/1/28	220,000	235,706	(a)

Total Media				1,378,206

Wireless Telecommunication Services - 3.4%
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	815,000	840,623	(b)
Sprint Corp., Senior Notes	7.875%	9/15/23	2,520,000	2,854,278	(b)

Total Wireless Telecommunication Services				3,694,901

TOTAL COMMUNICATION SERVICES				6,463,107

CONSUMER DISCRETIONARY - 23.7%
Auto Components - 1.0%
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	1,000,000	1,052,500

Distributors - 0.9%
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	826,875	939,037	(a)(c)

Diversified Consumer Services - 1.2%
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	1,270,000	1,277,931	(a)

Hotels, Restaurants & Leisure - 18.4%
Bally’s Corp., Senior Notes	6.750%	6/1/27	2,250,000	2,432,812	(a)(b)
Carnival Corp., Senior Notes	7.625%	3/1/26	150,000	158,625	(a)
CCM Merger Inc., Senior Notes	6.375%	5/1/26	2,000,000	2,101,480	(a)
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	2/15/23	3,510,000	3,673,899	(a)(b)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	2,020,000	2,193,518	(a)
Golden Entertainment Inc., Senior Notes	7.625%	4/15/26	3,290,000	3,495,757	(a)(b)
Jacobs Entertainment Inc., Secured Notes	7.875%	2/1/24	3,818,000	3,982,117	(a)(b)
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	2,000,000	1,992,700	(a)(b)

Total Hotels, Restaurants & Leisure				20,030,908

See Notes to Schedule of Investments.

Western Asset Middle Market Income Fund Inc. 2021 Quarterly Report	1

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Household Durables - 1.1%
CD&R Smokey Buyer Inc., Senior Secured Notes	6.750%	7/15/25	350,000		$373,187	(a)
New Home Co. Inc., Senior Notes	7.250%	10/15/25	820,000		874,596	(a)

Total Household Durables					1,247,783

Specialty Retail - 1.1%
L Brands Inc., Senior Notes	6.625%	10/1/30	1,000,000		1,155,000	(a)

TOTAL CONSUMER DISCRETIONARY					25,703,159

CONSUMER STAPLES - 1.2%
Food Products - 1.2%
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	1,000,000		1,255,091

ENERGY - 11.1%
Oil, Gas & Consumable Fuels - 11.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	5.750%	1/15/28	1,990,000		2,086,157	(a)(b)
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	3,650,000		3,604,375	(a)(b)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	490,000		528,136	(a)
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	50,000		52,266	(a)
CrownRock LP/CrownRock Finance Inc., Senior Notes	5.000%	5/1/29	1,010,000		1,057,470	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	1,200,000		1,240,536	(a)(b)
EnLink Midstream LLC, Senior Notes	5.625%	1/15/28	170,000		180,319	(a)
Holly Energy Partners LP/Holly Energy Finance Corp., Senior Notes	5.000%	2/1/28	2,050,000		2,082,472	(a)(b)
Vesta Energy Corp., Senior Notes	8.125%	7/24/23	1,800,000	CAD	1,204,713	(a)

TOTAL ENERGY					12,036,444

FINANCIALS - 3.6%
Capital Markets - 0.9%
TriplePoint Venture Growth BDC Corp.	4.500%	3/1/26	1,000,000		993,400	(d)(e)

Consumer Finance - 1.6%
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	750,000		780,634	(a)
Midcap Financial Issuer Trust, Senior Notes	5.625%	1/15/30	1,000,000		982,930	(a)

Total Consumer Finance					1,763,564

Thrifts & Mortgage Finance - 1.1%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	1,060,000		1,211,903	(a)

TOTAL FINANCIALS					3,968,867

See Notes to Schedule of Investments.

2	Western Asset Middle Market Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 2.9%
Health Care Providers & Services - 2.9%
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	1,090,000	$1,113,163	(a)
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	450,000	452,621	(a)(b)
US Renal Care Inc., Senior Notes	10.625%	7/15/27	1,500,000	1,631,362	(a)

TOTAL HEALTH CARE				3,197,146

INDUSTRIALS - 11.0%
Airlines - 1.0%
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	1,000,000	1,118,564	(a)

Building Products - 0.5%
CP Atlas Buyer Inc., Senior Notes	7.000%	12/1/28	540,000	558,017	(a)

Commercial Services & Supplies - 2.0%
Waste Pro USA Inc., Senior Notes	5.500%	2/15/26	2,090,000	2,134,329	(a)(b)

Construction & Engineering - 2.6%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	620,000	648,675	(a)
Empire Communities Corp., Senior Notes	7.000%	12/15/25	1,120,000	1,184,406	(a)
VM Consolidated Inc., Senior Notes	5.500%	4/15/29	1,000,000	1,022,490	(a)

Total Construction & Engineering				2,855,571

Machinery - 1.9%
ATS Automation Tooling Systems Inc., Senior Notes	4.125%	12/15/28	280,000	285,600	(a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	720,000	751,932	(a)
TriMas Corp., Senior Notes	4.125%	4/15/29	1,000,000	1,017,265	(a)

Total Machinery				2,054,797

Trading Companies & Distributors - 3.0%
Alta Equipment Group Inc., Secured Notes	5.625%	4/15/26	1,890,000	1,963,049	(a)
Foundation Building Materials Inc., Senior Notes	6.000%	3/1/29	200,000	196,972	(a)(b)
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	1,000,000	1,030,000

Total Trading Companies & Distributors				3,190,021

TOTAL INDUSTRIALS				11,911,299

INFORMATION TECHNOLOGY - 1.3%
IT Services - 0.5%
CPI CG Inc., Senior Secured Notes	8.625%	3/15/26	500,000	533,813	(a)(b)

Software - 0.8%
Black Knight InfoServ LLC, Senior Notes	3.625%	9/1/28	320,000	321,088	(a)

See Notes to Schedule of Investments.

Western Asset Middle Market Income Fund Inc. 2021 Quarterly Report	3

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - (continued)
Crowdstrike Holdings Inc., Senior Notes	3.000%	2/15/29	530,000	$538,016
Interface Special Holdings Inc., Senior Notes (19.000% PIK)	19.000%	11/1/23	4,174,495	0	*(c)(d)(e)(f)(g)

Total Software				859,104

TOTAL INFORMATION TECHNOLOGY				1,392,917

MATERIALS - 1.7%
Metals & Mining - 1.7%
Coeur Mining Inc., Senior Notes	5.125%	2/15/29	1,000,000	972,950	(a)
Mountain Province Diamonds Inc., Secured Notes	8.000%	12/15/22	1,000,000	889,055	(a)

TOTAL MATERIALS				1,862,005

REAL ESTATE - 6.7%
Real Estate Management & Development - 6.7%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	3,030,000	3,177,925	(a)(b)
Kennedy-Wilson Inc., Senior Notes	4.750%	3/1/29	4,000,000	4,115,000	(b)

TOTAL REAL ESTATE				7,292,925

TOTAL CORPORATE BONDS & NOTES (Cost - $76,379,143)				75,082,960

SENIOR LOANS - 48.7%
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.9%
Delta TopCo Inc., First Lien Term Loan (the greater of 6 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	12/1/27	997,500	998,333	(h)(i)(j)

Entertainment - 1.3%
Allen Media LLC, Initial Term Loan (3 mo. USD LIBOR + 5.500%)	5.647%	2/10/27	1,481,014	1,472,127	(h)(i)(j)

Internet & Direct Marketing Retail - 0.3%
Buzz Finco LLC, Incremental Term Loan 1 (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	1/29/27	294,500	294,316	(e)(h)(i)(j)

TOTAL COMMUNICATION SERVICES				2,764,776

CONSUMER DISCRETIONARY - 4.0%
Automobiles - 0.5%
American Trailer World Corp., First Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	3/3/28	500,000	494,065	(h)(i)(j)

See Notes to Schedule of Investments.

4	Western Asset Middle Market Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - 1.7%
KC Culinarte Intermediate LLC, First Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	8/25/25	1,954,725	$1,855,767	(h)(i)(j)

Specialty Retail - 1.8%
ALCV Purchaser Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 6.750%)	7.750%	2/26/26	1,000,000	997,500	(e)(h)(i)(j)
LS Group OpCo Acquisition LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	11/2/27	995,000	995,831	(h)(i)(j)

Total Specialty Retail				1,993,331

TOTAL CONSUMER DISCRETIONARY				4,343,163

CONSUMER STAPLES - 5.3%
Food Products - 5.3%
8th Avenue Food & Provisions Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.750%)	7.839%	10/1/26	2,720,000	2,714,329	(h)(i)(j)
CSM Bakery Solutions LLC, Second Lien (the greater of 3 mo. USD LIBOR or 1.000% + 7.750% PIK)	8.750%	2/4/22	3,023,251	3,005,625	(c)(h)(i)(j)

TOTAL CONSUMER STAPLES				5,719,954

FINANCIALS - 8.4%
Capital Markets - 1.8%
Cardinal Parent Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	11/12/27	972,563	974,459	(h)(i)(j)
Cowen Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	3/24/28	995,000	995,000	(e)(h)(i)(j)

Total Capital Markets				1,969,459

Insurance - 5.7%
AIS Holdco LLC, First Lien Term Loan (3 mo. USD LIBOR + 5.000%)	5.186%	8/15/25	3,110,375	3,055,944	(e)(h)(i)(j)
AmeriLife Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	4.104%	3/18/27	2,029,808	2,031,503	(h)(i)(j)
Baldwin Risk Partners LLC, Term Loan B1 (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	10/14/27	1,094,500	1,093,821	(h)(i)(j)

Total Insurance				6,181,268

See Notes to Schedule of Investments.

Western Asset Middle Market Income Fund Inc. 2021 Quarterly Report	5

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

Mortgage Real Estate Investment Trusts (REITs) - 0.9%
Apollo Commercial Real Estate Finance Inc., Term Loan B1 (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	3/11/28	997,500	$991,266	(e)(h)(i)(j)

TOTAL FINANCIALS				9,141,993

HEALTH CARE - 11.7%
Health Care Equipment & Supplies - 0.9%
Insulet Corp., Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	4/28/28	1,000,000	1,002,035	(h)(i)(j)

Health Care Providers & Services - 8.7%
Agiliti Health Inc., Term Loan (1 mo. USD LIBOR + 2.750%)	2.875%	1/4/26	372,454	369,195	(e)(h)(i)(j)
Bioscrip Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.842%	8/6/26	1,970,000	1,963,598	(h)(i)(j)
EyeCare Partners LLC, First Lien Initial Term Loan (2 mo. USD LIBOR + 3.750%)	3.857%	2/18/27	1,879,004	1,860,749	(h)(i)(j)
EyeCare Partners LLC, Second Lien Initial Term Loan (2 mo. USD LIBOR + 8.250%)	8.357%	2/4/28	2,050,000	2,030,084	(h)(i)(j)
Medical Solutions Holdings Inc., First Lien Closing Date Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 4.500%)	5.500%	6/14/24	1,994,475	2,000,708	(h)(i)(j)
MPH Acquisition Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 2.750%)	3.750%	6/7/23	1,278,479	1,271,071	(h)(i)(j)

Total Health Care Providers & Services				9,495,405

Health Care Technology - 2.1%
MedAssets Software Intermediate Holdings, Inc., Second Lien Initial Term Loan (the greater of 6 mo. USD LIBOR or 0.750% + 7.750%)	8.500%	1/29/29	1,250,000	1,237,500	(e)(h)(i)(j)
Virgin Pulse Inc., First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	4/6/28	1,000,000	995,630	(h)(i)(j)

Total Health Care Technology				2,233,130

TOTAL HEALTH CARE				12,730,570

INDUSTRIALS - 3.2%
Aerospace & Defense - 0.4%
WP CPP Holdings LLC, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	4/30/25	493,909	477,415	(h)(i)(j)

See Notes to Schedule of Investments.

6	Western Asset Middle Market Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Building Products - 1.8%
CP Atlas Buyer Inc., Term Loan B	—	11/23/27	997,500	$994,593	(k)
Potters Industries LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	12/14/27	997,500	1,000,622	(h)(i)(j)

Total Building Products				1,995,215

Commercial Services & Supplies - 1.0%
LTR Intermediate Holdings Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.500%)	5.500%	5/5/28	1,000,000	1,005,000	(e)(h)(i)(j)
Mister Car Wash Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.087%	5/14/26	29,648	29,526	(h)(i)(j)

Total Commercial Services & Supplies				1,034,526

TOTAL INDUSTRIALS				3,507,156

INFORMATION TECHNOLOGY - 12.2%
IT Services - 6.8%
Access CIG LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 7.750%)	7.842%	2/27/26	3,470,984	3,466,663	(h)(i)(j)
Project Alpha Intermediate Holding Inc., Term Loan (1 mo. USD LIBOR + 4.000%)	4.100%	4/26/24	2,913,279	2,912,070	(h)(i)(j)
Redstone Holdco 2 LP, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.750%)	5.500%	4/27/28	718,710	715,005	(h)(i)(j)
Redstone Holdco 2 LP, Retired First Lien Delayed Draw Term Loan	—	4/27/28	281,290	279,840	(k)

Total IT Services				7,373,578

Software - 4.8%
AQA Acquisition Holding Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 4.250%)	4.750%	3/3/28	1,000,000	1,002,815	(h)(i)(j)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.092%	10/16/26	2,004,625	2,004,905	(h)(i)(j)
Liftoff Mobile Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	2/17/28	497,500	497,346	(h)(i)(j)
Symplr Software Inc., First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	12/22/27	1,745,625	1,747,589	(h)(i)(j)

Total Software				5,252,655

See Notes to Schedule of Investments.

Western Asset Middle Market Income Fund Inc. 2021 Quarterly Report	7

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

Technology Hardware, Storage & Peripherals - 0.6%
Everi Payments Inc., Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 10.500%)	11.500%	5/9/24	563,975	$589,354	(e)(h)(i)(j)

TOTAL INFORMATION TECHNOLOGY				13,215,587

MATERIALS - 1.4%
Metals & Mining - 0.9%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan (5.000% Cash and 12.500% PIK)	17.500%	12/31/27	1,000,000	998,200	(d)(e)(h)(i)(j)

Paper & Forest Products - 0.5%
Schweitzer-Mauduit International Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	1/27/28	500,000	496,875	(e)(h)(i)(j)

TOTAL MATERIALS				1,495,075

TOTAL SENIOR LOANS (Cost - $52,908,234)				52,918,274

			SHARES
COMMON STOCKS - 2.0%
ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Oasis Petroleum Inc.			13,933	1,277,796	(b)

HEALTH CARE - 0.8%
Health Care Providers & Services - 0.8%
Option Care Health Inc.			44,396	919,885	*

TOTAL COMMON STOCKS (Cost - $2,013,657)				2,197,681

	RATE
PREFERRED STOCKS - 1.1%
FINANCIALS - 1.1%
Capital Markets - 1.1%
B Riley Financial Inc.	6.000%		20,000	531,800	(b)
B Riley Financial Inc.	6.875%		26,935	692,768	(b)

TOTAL PREFERRED STOCKS (Cost - $1,173,375)				1,224,568

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $132,474,409)				131,423,483

See Notes to Schedule of Investments.

8	Western Asset Middle Market Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $2,452,524)	0.010%	2,452,524	$2,452,524	(l)

TOTAL INVESTMENTS - 123.2% (Cost - $134,926,933)			133,876,007
Liabilities in Excess of Other Assets - (23.2)%			(25,206,620)

TOTAL NET ASSETS - 100.0%			$108,669,387

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(e)	Security is valued using significant unobservable inputs (Note 1).

(f)	The coupon payment on this security is currently in default as of July 31, 2021.

(g)	Value is less than $1.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(k)	All or a portion of this loan is unfunded as of July 31, 2021. The interest rate for fully unfunded term loans is to be determined.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2021, the total market value of investments in Affiliated Companies was $2,452,524 and the cost was $2,452,524 (Note 2).

Abbreviation(s) used in this schedule:

CAD	— Canadian Dollar
CPI	— Consumer Price Index
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Middle Market Income Fund Inc. 2021 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Middle Market Income Fund Inc. (the “Fund”) was incorporated in Maryland on June 29, 2011 and is registered as a non-diversified, limited-term closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on August 26, 2014. The Fund’s primary investment objective is to provide high income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets (the net assets of the Fund plus the principal amount of any borrowings and any preferred stock that may be outstanding) in securities, including loans, issued by middle market companies. For investment purposes, “middle market” refers to companies with annual revenues of between $100 million and $1 billion at the time of investment by the Fund. Securities of middle market issuers are typically considered below investment grade (also commonly referred to as “junk bonds”). It is anticipated that the Fund will terminate on or before December 30, 2022. Upon its termination, it is anticipated that the Fund will have distributed substantially all of its net assets to stockholders, although securities for which no market exists or securities trading at depressed prices, if any, may be placed in a liquidating trust.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

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Notes to Schedule of Investments (unaudited) (continued)

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$2,975,467	$993,400		$3,968,867
Information Technology	—	1,392,917	0	*	1,392,917
Other Corporate Bonds & Notes	—	69,721,176	—		69,721,176
Senior Loans:
Communication Services	—	2,470,460	294,316		2,764,776
Consumer Discretionary	—	3,345,663	997,500		4,343,163
Consumer Staples	—	5,719,954	—		5,719,954
Financials	—	4,099,783	5,042,210		9,141,993
Health Care	—	11,123,875	1,606,695		12,730,570
Industrials	—	2,502,156	1,005,000		3,507,156
Information Technology	—	12,626,233	589,354		13,215,587
Materials	—	—	1,495,075		1,495,075
Common Stocks	$2,197,681	—	—		2,197,681
Preferred Stocks	1,224,568	—	—		1,224,568

Total Long-Term Investments	3,422,249	115,977,684	12,023,550		131,423,483

Short-Term Investments†	2,452,524	—	—		2,452,524

Total Investments	$5,874,773	$115,977,684	$12,023,550		$133,876,007

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of April 30, 2021		Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Financials	$976,900		—	—	$16,500	—
Information Technology	0	*	—	—	—	—
Materials	0	*	—	$(1,151,780)	1,151,780	—
Senior Loans:
Communication Services	295,236		$54	—	(974)	—
Consumer Discretionary	995,000		656	—	1,844	—
Financials	8,170,905		1,306	(1,138)	11,711	—
Health Care	2,613,256		1,846	62	(5,481)	—
Industrials	1,998,750		523	23	8,826	—
Information Technology	4,066,067		(1,407)	(49)	(7,170)	—
Materials	1,498,450		160	—	(3,535)	—

Total	$20,614,564		$3,138	$(1,152,882)	$1,173,501	—

Investments in Securities (cont’d)	Sales		Transfers into Level 3	Transfers out of Level 3[2]	Balance as of July 31, 2021		Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2021[1]
Corporate Bonds & Notes:
Financials	—		—	—	$993,400		$16,500
Information Technology	—		—	—	0	*	—
Materials	$(0	)*	—	—	—		—
Senior Loans:
Communication Services	—		—	—	294,316		(974)
Consumer Discretionary	—		—	—	997,500		1,844
Financials	(1,109,071)		—	$(2,031,503)	5,042,210		30,613

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Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3[2]	Balance as of July 31, 2021	Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2021[1]
Health Care	$(953)	—	$(1,002,035)	$1,606,695	$(3,695)
Industrials	(2,500)	—	(1,000,622)	1,005,000	8,535
Information Technology	(1,424)	—	(3,466,663)	589,354	(2,782)
Materials	—	—	—	1,495,075	(3,535)

Total	$(1,113,948)	—	$(7,500,823)	$12,023,550	$46,506

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2021. The following transactions were effected in such company for the period ended July 31, 2021.

	Affiliate Value at April 30,	Purchased		Sold
	2021	Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$6,452,000	6,452,000	$3,999,476	3,999,476

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$60	—	$2,452,524

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